July 31, 2025
2025 Quarterly Report (Unaudited)

BlackRock ETF Trust
• iShares International Dividend Active ETF | BIDD | NYSE Arca

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
July 31, 2025
iShares International Dividend Active ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Canada — 6.0%
Teck Resources Ltd., Class B(a)	427,389	$ 13,858,681
Toronto-Dominion Bank	215,067	15,664,378
Waste Connections, Inc.	56,724	10,592,355
		40,115,414
China — 5.2%
Alibaba Group Holding Ltd., ADR	115,712	13,958,339
Tencent Holdings Ltd., ADR	300,860	21,081,260
		35,039,599
Denmark — 1.8%
Novo Nordisk A/S, Class B	261,210	12,148,346
France — 7.5%
Air Liquide SA	115,348	22,693,155
Cie de Saint-Gobain SA	90,595	10,392,796
EssilorLuxottica SA	5,561	1,653,587
Sanofi SA	169,891	15,251,222
		49,990,760
Germany — 7.0%
Beiersdorf AG	102,459	12,731,773
Deutsche Telekom AG, Class N, Registered Shares	380,850	13,659,527
SAP SE	72,467	20,722,338
		47,113,638
India — 4.2%
AceVector Limited, Series I, (Acquired 05/07/14, Cost: $7,423,816)(a)(b)(c)	1,595,200	555,961
HDFC Bank Ltd., ADR	359,972	27,635,050
		28,191,011
Italy — 3.1%
FinecoBank Banca Fineco SpA	974,833	20,758,109
Japan — 8.9%
Honda Motor Co. Ltd.	1,062,900	11,004,101
Keyence Corp.	41,600	15,048,022
SMC Corp.	41,000	14,266,910
Sony Group Corp.	802,100	19,293,152
		59,612,185
Netherlands — 5.1%
ASM International NV	29,928	14,486,856
Koninklijke KPN NV	4,454,752	19,901,596
		34,388,452
Singapore — 2.7%
United Overseas Bank Ltd.	653,354	18,151,962
South Korea — 2.5%
Kia Corp.	137,240	10,041,955
SK Hynix, Inc.	35,817	6,941,901
		16,983,856
Spain — 5.6%
Banco Bilbao Vizcaya Argentaria SA	1,445,649	24,110,904
Industria de Diseno Textil SA	278,251	13,291,222
		37,402,126
Security	Shares	Value
Sweden — 4.7%
Assa Abloy AB, Class B	475,139	$ 15,722,460
Atlas Copco AB, A Shares	1,016,439	15,478,723
		31,201,183
Switzerland — 6.7%
Nestle SA, Class N, Registered Shares	181,150	15,828,355
UBS Group AG, Registered Shares	398,867	14,823,496
Zurich Insurance Group AG, Class N	21,186	14,451,102
		45,102,953
Taiwan — 7.1%
MediaTek, Inc.	286,000	12,951,385
Taiwan Semiconductor Manufacturing Co. Ltd.	893,000	34,379,833
		47,331,218
United Kingdom — 15.8%
AstraZeneca PLC	144,176	21,034,072
British American Tobacco PLC	252,561	13,531,543
Haleon PLC	2,586,985	12,134,688
RELX PLC	402,829	20,919,488
Shell PLC	806,024	29,045,934
Taylor Wimpey PLC	6,999,543	9,417,778
		106,083,503
United States — 5.1%
General Electric Co.	38,449	10,422,755
Mastercard, Inc., Class A	24,421	13,833,764
Otis Worldwide Corp.	117,861	10,099,509
		34,356,028
Total Long-Term Investments — 99.0% (Cost: $583,418,767)		663,970,343
Short-Term Securities
Money Market Funds — 2.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(d)(e)	13,770,000	13,770,000
Total Short-Term Securities — 2.1% (Cost: $13,770,000)		13,770,000
Total Investments — 101.1% (Cost: $597,188,767)		677,740,343
Liabilities in Excess of Other Assets — (1.1)%		(7,206,769)
Net Assets — 100.0%		$ 670,533,574

(a)	Non-income producing security.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $555,961, representing 0.1% of its net assets as of period end, and an original cost of $7,423,816.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares International Dividend Active ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 04/30/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/25	Shares Held at 07/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$ 7,840,000	$ 5,930,000 (a)	$ —	$ —	$ —	$ 13,770,000	13,770,000	$ 57,316	$ —

(a)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Canada	$ 40,115,414	$ —	$ —	$ 40,115,414
China	35,039,599	—	—	35,039,599
Denmark	—	12,148,346	—	12,148,346
France	—	49,990,760	—	49,990,760
Germany	—	47,113,638	—	47,113,638
India	27,635,050	—	555,961	28,191,011
Italy	—	20,758,109	—	20,758,109
Japan	—	59,612,185	—	59,612,185
Netherlands	—	34,388,452	—	34,388,452
Singapore	—	18,151,962	—	18,151,962
South Korea	—	16,983,856	—	16,983,856
Spain	—	37,402,126	—	37,402,126
Sweden	—	31,201,183	—	31,201,183
Switzerland	—	45,102,953	—	45,102,953
Taiwan	—	47,331,218	—	47,331,218
United Kingdom	—	106,083,503	—	106,083,503
United States	34,356,028	—	—	34,356,028
Short-Term Securities
Money Market Funds	13,770,000	—	—	13,770,000
	$ 150,916,091	$ 526,268,291	$ 555,961	$ 677,740,343
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares International Dividend Active ETF

Portfolio Abbreviation
ADR	American Depositary Receipt